UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 98.6%
	Hotels — 11.4%
1,279,000	Host Marriott Corp. REIT	$27,370,600
792,300	Starwood Hotels & Resorts Worldwide, Inc.	53,662,479
		81,033,079
	Industrials — 7.6%
1,012,700	Prologis REIT	54,179,450
	Multifamily — 29.1%
448,700	Apartment Investment & Management Co. REIT	21,044,030
694,900	Archstone-Smith Trust REIT	33,890,273
426,600	AvalonBay Communities, Inc. REIT	46,542,060
403,100	Camden Property Trust REIT	29,043,355
813,500	Equity Residential REIT	38,063,665
189,250	Essex Property Trust, Inc. REIT	20,577,153
391,600	Post Properties, Inc. REIT	17,426,200
		206,586,736
	Office — 26.1%
778,591	Brandywine Realty Trust REIT	24,728,050
461,000	Corporate Office Properties Trust REIT	21,086,140
569,900	Equity Office Properties Trust REIT	19,137,242
722,900	Mack-Cali Realty Corp. REIT	34,699,200
755,500	Reckson Associates Realty Corp., REIT	34,617,010
227,300	SL Green Realty Corp. REIT	23,070,950
1,097,700	Trizec Properties, Inc. REIT	28,243,821
		185,582,413
	Regional Malls — 11.7%
440,900	Macerich Co. (The) REIT	32,604,555
602,000	Simon Property Group, Inc. REIT	50,652,280
		83,256,835
	Shopping Center — 6.4%
376,400	Federal Realty Investment Trust REIT	28,305,280
251,300	Regency Centers Corp. REIT	16,884,847
		45,190,127
	Storage — 6.3%
1,150,000	Extra Space Storage, Inc. REIT	19,768,500
85,200	Public Storage, Inc. REIT	6,920,796
264,100	Shurgard Storage Centers, Inc. REIT	17,596,983
		44,286,279
	Total Common Stocks (Cost $494,137,143)	700,114,919
	Short-Term Investment — 4.8%
	Investment Company — 4.8%
34,143,743	JPMorgan Prime Money Market Fund (b) (Cost $34,143,743)	34,143,743
	Total Investments — 103.4% (Cost $528,280,886)	734,258,662
	Liabilities in Excess of Other Assets — (3.4)%	(23,832,130)
	Net Assets — 100.0%	$710,426,532

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,977,776
Aggregate gross unrealized depreciation	-
Net unrealized appreciation/depreciation	$205,977,776
Federal income tax cost of investments	$528,280,886

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006